CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (239,284,796)	$ (34,802,530)	¥ (112,092,907)	¥ (667,089,945)
Adjustments for:
Loss (gain) on disposal of property, equipment and software	(183,767)	(26,728)	18,460	1,765,367
Gain on disposal of subsidiaries	(10,473,159)	(1,523,258)	0	0
Share-based compensation expense	3,898,328	566,988	38,029,713	28,051,735
Impairment on equity investments	1,386,174	201,611	0	0
Impairment on other investments	7,776,157	1,130,995	9,109,312	2,806,439
Impairment on available-for-sale investment	1,386,174	201,611	0	244,798,058
Impairment of intangible assets	0	0	0	68,003,805
Provision for doubtful accounts receivable	109,939	15,990	47,948	0
Impairment on advances to suppliers	7,765,482	1,129,443	0	0
Provision for doubtful other receivables	21,042,700	3,060,534	0	0
Impairment of goodwill	0	0	0	10,561,857
Consulting fee paid by equity	4,172,800	606,909	13,454,692	0
Depreciation and amortization of property, equipment and software	3,650,261	530,908	5,299,059	7,317,920
Amortization of land use right	1,920,910	279,385	1,920,910	1,920,910
Amortization of intangible assets	0	0	0	10,151,356
Recovery of equity investment in excess of cost	0	0	(60,548,651)	0
Share of loss in equity method investments	4,292,887	624,375	2,937,131	110,535,486
Loss (gain) on disposal of investment in equity investee and available-for-sales investment	0	0	(115,349)	1,217,405
Foreign currency exchange loss (gain)	20,331,430	2,957,084	(19,206,747)	13,131,779
Fair value change on warrant liability	(2,251,427)	(327,456)	(12,615,466)	(48,057,204)
Amortization of discount and interest on convertible note	98,308,205	14,298,335	76,990,826	50,409,270
Changes in operating assets and liabilities:
Change in accounts receivable	1,904,732	277,032	5,742,365	(1,453,441)
Change in advance to suppliers	(1,400,665)	(203,718)	2,462,761	(8,187,039)
Change in prepayments and other current assets	(20,575,190)	(2,992,537)	3,169,076	(2,162,566)
Change in other long-lived assets	6,220	905	0	1,879,021
Change in accounts payable	905,990	131,771	2,073,797	(4,200,259)
Change in amounts due to related parties	(1,628,877)	(236,910)	(53,060,754)	(2,063,553)
Change in deferred tax liability	0	0	0	(6,079,282)
Change in other taxes payable	1,234,090	179,491	1,430,998	(267,451)
Change in advances from customers	(2,336,252)	(339,794)	21,137,125	7,106,374
Change in deferred revenue	(5,417,144)	(787,891)	(10,345,604)	(2,630,344)
Change in interest payable	6,053,191	880,400	5,452,770	3,827,510
Change in accrued expenses and other current liabilities	(2,408,745)	(350,338)	(7,943,127)	(1,061,524)
Net cash used in operating activities	(101,200,526)	(14,719,004)	(86,651,662)	(179,768,316)
Cash flows from investing activities
Proceeds from disposal of other investment	0	0	1,158,040	409,694
Proceeds from disposal of equity investee and available-for-sale investment	0	0	115,349	0
Proceeds from disposal of cost method investee	0	0	0	737,894
Purchase of other investments	(5,300,000)	(770,853)	(4,000,000)	0
Advances to subscribe tokens	(14,070,581)	(2,046,481)	0	0
Disbursement for loans receivable from a related party	(600,000)	(87,266)	(4,000,000)	(2,800,000)
Collection of loans receivable from related party	0	0	3,000,000	0
Proceeds from disposal of property, equipment and software	81,848	11,904	292,074	0
Proceeds from disposal of assets and liabilities classified as held for sale	2,800,000	407,243	0	0
Settlement payment from investee	0	0	165,812,500	0
Purchase of property, equipment and software	(226,717)	(32,975)	(454,560)	(1,714,075)
Purchase of intangible assets	0	0	0	(6,618,977)
Net cash (used in) provided by investing activities	(17,315,450)	(2,518,428)	161,923,403	(9,985,464)
Cash flows from financing activities:
Proceeds from exercise of stock options	0	0	0	2,142,549
Proceeds from exercise of stock options of a subsidiary	0	0	0	1,039,832
Cash from pledged loan	0	0	0	79,190,933
Proceeds from bank borrowings	0	0	0	24,992,214
Repayments of bank borrowings	0	0	(25,528,388)	0
Proceeds from Inner Mongolia Culture Assets and Equity Exchange	0	0	0	57,500,000
Loan from a related party	11,030,602	1,604,335	73,930,427	60,009,400
Repayment of a loan from a related party	(29,127,540)	(4,236,425)	(23,950,421)	(34,782,586)
Proceeds from other loans	0	0	19,881,900	0
Repayments of other loans	(260,073)	(37,826)	(20,260,085)	0
Contribution from noncontrolling interest	0	0	20,000,000	0
Net cash provided by (used in) financing activities	(18,357,011)	(2,669,916)	44,073,433	190,092,342
Effect of foreign exchange rate changes on cash and cash equivalents	(1,494,584)	(217,379)	4,527,918	(10,471,027)
Cash reclassified as held for sale	0	0	(20,127,148)	0
Net change in cash and cash equivalents	(138,367,571)	(20,124,727)	103,745,944	(10,132,465)
Cash and cash equivalents, beginning of year	142,624,020	20,743,802	38,878,076	49,010,541
Cash and cash equivalents, end of year	4,256,449	619,075	142,624,020	38,878,076
Supplemental disclosure of cash flow information:
Interest paid	260,073	37,826	892,159	1,077,374
Income taxes paid	0	0	0	0
Non-cash investing and financing activities
Accrued purchases of property, equipment and software	0	0	0	1,832,201
Receivable related to the disposition of a subsidiary	0	0	1,600,000	0
Shares issued for equity investments and other investments	¥ 3,091,986	$ 449,711	¥ 0	¥ 0